CASH AND CASH EQUIVALENT (Tables)	12 Months Ended
Dec. 31, 2023
CASH AND CASH EQUIVALENT
Schedule of Detailed Information About Cash And Cash Equivalents
	Consolidated
	2023	2022
Cash and banks	2,113,566	2,904,808
Certificate of bank deposits	203,561	46,864
Repurchase operations (a)	1,433,817	1,244,041
	3,750,944	4,195,713

(a)	Repurchase operations are securities issued by banks with a commitment by the bank to repurchase the securities, and by the client to resell the security, at a defined interest rate and within a predetermined term, which are backed by public or private securities (depending on the financial institution) and are registered within the Central Agency for Custody and Financial Settlement of Securities (“CETIP”), these investments offer high liquidity with a redemption period of up to 90 days. As of December 31, 2023 and 2022, repurchase operations are remunerated at an average rate of 100.0% of CDI.